Subsequent events (Details Narrative)	May 22, 2023 USD ($) $ / shares shares	May 16, 2023 USD ($) shares	May 15, 2023 USD ($) $ / shares shares	Apr. 24, 2023 USD ($)	Feb. 02, 2023 USD ($)	Jan. 09, 2023 USD ($)	Nov. 17, 2022 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Nov. 13, 2022 shares	Nov. 09, 2022 shares	Nov. 07, 2022 USD ($) shares	Nov. 02, 2022 $ / shares shares	Nov. 24, 2021 USD ($) $ / shares shares	Jun. 08, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Nov. 15, 2022 SGD ($)	Nov. 07, 2022 SGD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Aug. 16, 2022 USD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Redemption of ordinary shares																						400,000
Redemption value | $									$ 60,800,000
Cash | $																			$ 265,852	$ 300,000		$ 193,546
Debt fee amount | $																						$ 3,894
Ordinary shares per share | $ / shares							$ 0									$ 0			$ 0			$ 0	$ 0
Restricted ordinary shares converted							891,725
Investors sale of stock price per share | $ / shares																$ 16.50
Investors sale of stock aggregate purchase price | $														$ 100
Ordinary shares issued							1,500,000												2,448,500			2,448,500	2,156,250
Private Placement [Member]
Subsequent Event [Line Items]
Investors sale of stock and issued														292,250
Investors sale of stock price per share | $ / shares														$ 10.00
Investors sale of stock aggregate purchase price | $														$ 2,922,500
EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficial ownership percentage																100.00%
Maximum [Member]
Subsequent Event [Line Items]
Stock repurchased										1,125,000
Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficial ownership percentage										9.90%
Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption of ordinary shares									6,033,455
Redemption price per share | $ / shares									$ 10.0837
Ordinary shares issued															1,600,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Investors sale of stock and issued	940,000
Investors sale of stock price per share | $ / shares	$ 1.00
Investors sale of stock aggregate purchase price | $	$ 940,000
Subsequent Event [Member] | Promissory Note One [Member]
Subsequent Event [Line Items]
Maturity date							Nov. 17, 2023
Convertible promissory note | $							$ 2,113,125
Conversion price per share | $ / shares							$ 5.00
Subsequent Event [Member] | Promissory Note Two [Member]
Subsequent Event [Line Items]
Maturity date							Feb. 15, 2023
Convertible promissory note | $							$ 170,000
Debt interest rate							15.00%
Subsequent Event [Member] | Promissory Note Three [Member]
Subsequent Event [Line Items]
Maturity date							Nov. 17, 2023
Convertible promissory note | $							$ 82,600
Subsequent Event [Member] | Promissory Note Four [Member]
Subsequent Event [Line Items]
Maturity date							Nov. 17, 2023
Convertible promissory note | $							$ 87,500
Subsequent Event [Member] | Promissory Note Five [Member]
Subsequent Event [Line Items]
Maturity date							Nov. 17, 2023
Convertible promissory note | $							$ 119,000
Subsequent Event [Member] | Promissory Note Six [Member]
Subsequent Event [Line Items]
Maturity date							Nov. 17, 2023
Convertible promissory note | $							$ 700,000
Subsequent Event [Member] | Tan Second Loan [Member]
Subsequent Event [Line Items]
Loan amount | $				$ 332,750
Interest rate percentage				8.00%
Subsequent Event [Member] | Tan First Loan [Member]
Subsequent Event [Line Items]
Loan amount | $				$ 145,450
Subsequent Event [Member] | Tan Third Loan [Member]
Subsequent Event [Line Items]
Loan amount | $			$ 22,500
Interest rate percentage			8.00%
Subsequent Event [Member] | Tan Two Thousand Twenty Three Note [Member]
Subsequent Event [Line Items]
Loan amount | $			$ 700,000
Conversion of unpaid principal amount | $			$ 700,000
Ordinary shares per share | $ / shares			$ 1.00
Ordinary shares issued		700,000
Ordinary shares available for resale		700,000
Restricted ordinary shares converted		700,000
Conversion of ordinary shares, description		This conversion is likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares															$ 3.00
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument trading percentage															15.00%
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares purchased											1,400,000
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficial ownership percentage											9.90%
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued		850,306	578,439
Conversion of ordinary shares, description		These conversions are likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.
Share price per share | $ / shares			$ 1.47
Ordinary shares forfeited		271,867
Subsequent Event [Member] | Settlement Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares			$ 1.47
Mr. Meng Dong (James) Tan [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares																			$ 10.00			$ 10.00
Investor [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Share based - compensation price per share purchased | $ / shares													$ 10.41
Investor [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares purchased													125,000
Investor [Member] | Subsequent Event [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Number of shares purchased								1,000,000				1,000,000
Debt Issuance Costs, Gross | $																	$ 100,000	$ 100,000
Cash | $								$ 10,000,000.0				$ 10,000,000.0
Vendor [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Debt fee amount | $							$ 300,000
Maturity date							Nov. 17, 2023
Restricted stock issued							60,000
Shares issued price | $ / shares							$ 5.00
Restricted stock cancelled							60,000
Loan amount | $							$ 300,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount | $						$ 145,450
Interest rate percentage						8.00%
Alfred Lim [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount | $					$ 128,750
Interest rate percentage					8.00%
James Tan [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued		478,200
Shine Link [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued		87,500
Menora [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued		119,000
Eighti Holding [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued		82,600
Kelvin Chen [Member] | Subsequent Event [Member] | Chen Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued		850,306
Ordinary shares aggregate amount | $		$ 850,306
Seller One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares to be issued															800,000
Ordinary shares issued															800,000
Seller Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares to be issued															800,000
Ordinary shares issued															800,000
Promissory Note with Related Party [Member] | Mr. Meng Dong (James) Tan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note | $																					$ 200,000